Intangible Assets - Estimated Annual Amortization Expense (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 69,700 [1]
2021 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	13,117
2022 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	8,361
2023 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	6,934
2024 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	5,537
2025 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	4,664
Thereafter [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 31,087

[1]	excludes service mark, as it has an indefinite useful life